Changes in Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Changes in Significant Accounting Policies
41.	CHANGES IN SIGNIFICANT ACCOUNTING POLICIES

The Group applied IFRS 15 and IFRS 9 from 1 January 2018. A number of other new standards are also effective from

1 January 2018 but they do not have a material effect on the Group’s financial statements.

Due to the transition methods adopted by the Group in applying these standards, comparative information throughout these consolidated financial statements has not been restated to reflect the requirements of the new standards.

(a)	IFRS 15 – Revenue from contracts with customers

IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognised. It replaced IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations. Under IFRS 15, revenue is recognised when a customer obtains control of the goods.

Revenue from mining operations

Revenue is now recognised when the customer takes control of the gold, copper and silver. The timing of recognition of revenue is no longer when risks and rewards of ownership pass to the customer.

The change in the timing of revenue recognition results in revenue at the South African and Australian operations being recognised on settlement date (when control passes) and not contract date (previous date when risks and rewards of ownership pass to the customer). There is no change to the revenue recognition at any of the other operations given that the date of control is the same date as when risks and rewards of ownership pass.

Transition method applied by the Group

The Group adopted IFRS 15 using the cumulative effect method (without practical expedients), with the effect of initially applying this standard recognised at the date of initial application (i.e. 1 January 2018). Accordingly, the information presented for 2017 has not been restated – i.e. it is presented, as previously reported, under IAS 18 and related interpretations. Additionally, the disclosure requirements in IFRS 15 have not generally been applied to comparative information

The following table summarises the impact, net of tax, of transition to IFRS 15 on retained earnings at 1 January 2018:

United States Dollar
Figures in millions unless otherwise stated	Impact of adopting IFRS 15 at 1 January 2018
Retained earnings
Revenue	(15.0)
Cost of sales	11.5

Impact at 1 January 2018	(3.5)

The implementation of IFRS 15 had no impact on non-controlling interest.

The following tables summarise the impact of adopting IFRS 15 on the Group’s income statement and statement of other comprehensive income and cash flow statement for the year then ended for each of the line items affected. There was no impact on the Group’s statement of financial position at 31 December 2018.

	United States Dollar
Figures in millions unless otherwise stated	As reported	2018 Adjustment	Amounts without adoption of IFRS 15
Revenue	2,577.8	(15.0)	2,562.8
Cost of sales	(2,043.0)	11.5	(2,031.5)
Others	(879.6)	—	(879.6)

(Loss)/profit for the year	(344.8)	(3.5)	(348.3)

Other comprehensive income, net of tax	(330.0)	—	(330.0)

Total comprehensive income for the year	(674.8)	(3.5)	(678.3)

	United States Dollar
Figures in millions unless otherwise stated	As reported	2018 Adjustment	Amounts without adoption of IFRS 15
Cash flows from operating activities
Cash generated by operations	998.0	(3.5)	994.5
Change in working capital	(16.3)	3.5	(12.8)
Others	(423.9)	—	(423.9)

	557.8	—	557.8

(b)	IFRS 9 – Financial Instruments

IFRS 9 sets out requirements for recognising and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial Instruments: Recognition and Measurement.

Changes in accounting policies resulting from the adoption of IFRS 9 have been applied retrospectively, except as described below.

The Group has used an exemption not to restate comparative information for prior periods with respect to classification and measurement requirements. Differences in the carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 were immaterial and therefore no adjustments were required to be recognised in retained earnings and reserves as at 1 January 2018.

Changes to disclosures are reflected in the financial instruments note disclosure in the consolidated financial statements.

Classification and measurement of financial assets and financial liabilities

IFRS 9 contains three principal classification categories for financial assets: measured at amortised cost, fair value through OCI (“FVOCI”) and fair value through profit or loss (“FVTPL”). It eliminates the previous IAS 39 categories of held to maturity, loans and receivables and available for sale. IFRS 9, however, largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities.

The following table summarises the impact of transition to IFRS 9 on the classification of financial assets and financial liabilities at 1 January 2018:

				United States Dollar
Figures in millions unless otherwise stated	Note	Original classification under IAS 39	New classification under IFRS 9	Carrying amount under IAS 39	Carrying amount under IFRS 9
Environmental trust funds	37	FVTPL	FVTPL	7.3	7.3
Environmental trust funds	37	Loans and receivables	Amortised cost	48.2	48.2
Trade and other receivables	37	Loans and receivables	Amortised cost	45.3	45.3
Cash and cash equivalents	37	Loans and receivables	Amortised cost	479.0	479.0
Trade receivables from provisional copper and gold concentrate sales	37	FVTPL	FVTPL	21.2	21.2
Investments¹	37	Available for sale	FVOCI	99.1	99.1
Warrants	37	Derivative instruments	FVTPL	5.5	5.5
Gold and oil derivative contracts	37	Derivative instruments	FVTPL	25.0	25.0

Total financial assets				730.6	730.6

¹   As permitted by IFRS 9, the Group has designated these investments at the date of initial application at FVOCI. Unlike IAS 39, the accumulated fair value reserve related to these investments will never be reclassified to profit or loss.

				United States Dollar
Figures in millions unless otherwise stated	Note	Original classification under IAS 39	New classification under IFRS 9	Carrying amount under IAS 39	Carrying amount under IFRS 9
Borrowings	37	Other financial liabilities	Other financial liabilities	1,781.5	1,781.5
Trade and other payables	37	Other financial liabilities	Other financial liabilities	451.0	451.0
Copper derivative contracts	37	FVTPL	FVTPL	3.3	3.3

Total financial liabilities				2,235.8	2,235.8

Impairment of financial assets

IFRS 9 replaces the “incurred loss” model in IAS 39 with an “expected credit loss” (“ECL”) model. The new impairment model applies to financial assets measured at amortised cost, contract assets and debt investments at FVOCI, but not to investments in equity instruments. Under IFRS 9, credit losses are recognised earlier than under IAS 39.

The Group has determined that, based on the ECL calculations, the application of IFRS 9’s impairment requirements does not result in any additional allowance for impairment at 1 January 2018. Additional information about how the Group measures the allowance for impairment is described in notes 37 and 38.